UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John D. Jackson

Assistant Secretary

Thrivent Cash Management Trust

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Investment Company (11.5%)	Value
	BlackRock Liquidity FedFund
$ 42,400,000	2.290%	$42,400,000
	Dreyfus Government Cash Management Fund
14,475,000	2.300%	14,475,000

	Total	56,875,000

Principal Amount	U.S. Government Agency Debt (72.0%)[a]	Value
	Federal Farm Credit Bank
	2.469% (USBMMY 3M +
5,000,000	0.080%), 3/25/2019[b]	4,999,965
	2.410% (FEDL 1M + 0.010%),
1,890,000	4/24/2019[b]	1,889,957
	2.489% (USBMMY 3M +
6,940,000	0.100%), 7/3/2019[b]	6,939,854
	2.400% (FEDL 1M FLAT),
2,000,000	8/8/2019[b]	1,999,369
	2.419% (LIBOR 1M + -0.095%),
3,820,000	9/13/2019[b]	3,819,882
	2.510% (FEDL 1M + 0.110%),
5,180,000	8/13/2020[b]	5,179,605
	2.513% (LIBOR 1M + 0.010%),
2,380,000	8/19/2020[b]	2,378,922
	Federal Home Loan Bank
6,200,000	2.374%, 2/25/2019	6,190,188
	2.426% (LIBOR 1M + -0.085%),
8,820,000	9/9/2019[b]	8,820,000
	Federal Home Loan Mortgage Corporation
	2.390% (SOFRRATE FLAT),
7,850,000	4/10/2019[b]	7,850,000
	2.408% (LIBOR 1M + -0.095%),
8,000,000	6/19/2019[b]	8,000,000
	2.400% (SOFRRATE + 0.010%),
2,630,000	7/9/2019[b]	2,630,000
	Overseas Private Investment Corporation
	2.410% (T-BILL 3M FLAT),
9,940,000	2/7/2019[b]	9,940,000
	2.410% (T-BILL 3M + 0.070%),
9,140,000	2/7/2019[b]	9,140,000
	2.410% (T-BILL 3M FLAT),
45,295,000	2/7/2019[b]	45,295,000
	2.410% (T-BILL 3M FLAT),
8,498,258	2/7/2019[b]	8,498,257
	2.410% (T-BILL 3M FLAT),
23,359,000	2/7/2019[b]	23,359,000
	2.410% (T-BILL 3M FLAT),
6,419,700	2/7/2019[b]	6,419,700
	2.410% (T-BILL 3M FLAT),
6,419,700	2/7/2019[b]	6,419,700
	2.410% (T-BILL 3M FLAT),
4,585,500	2/7/2019[b]	4,585,500
	2.410% (T-BILL 3M FLAT),
48,439,446	2/7/2019[b]	48,439,446
	2.410% (T-BILL 3M FLAT),
4,585,500	2/7/2019[b]	4,585,500
	2.410% (T-BILL 3M FLAT),
3,640,000	2/7/2019[b]	3,640,000
	2.410% (T-BILL 3M FLAT),
2,965,000	2/7/2019[b]	2,965,000
	2.410% (T-BILL 3M FLAT),
3,000,000	2/7/2019[b]	3,000,000
	2.410% (T-BILL 3M FLAT),
3,662,000	2/7/2019[b]	3,662,000

Principal Amount	U.S. Government Agency Debt (72.0%)[a]	Value
	2.410% (T-BILL 3M FLAT),
$5,240,000	2/7/2019[b]	$5,240,000
	2.410% (T-BILL 3M FLAT),
6,030,000	2/7/2019[b]	6,030,000
	2.410% (T-BILL 3M FLAT),
5,000,000	2/7/2019[b]	5,000,000
	2.410% (T-BILL 3M FLAT),
3,684,210	2/7/2019[b]	3,684,210
	2.410% (T-BILL 3M FLAT),
4,000,000	2/7/2019[b]	4,000,000
	2.410% (T-BILL 3M FLAT),
4,850,000	2/7/2019[b]	4,850,000
	2.410% (T-BILL 3M FLAT),
9,704,300	2/7/2019[b]	9,704,300
	2.420% (T-BILL 3M FLAT),
72,798,750	2/7/2019[b]	72,798,750
2,100,000	2.980%, 11/13/2019	2,113,501

	Total	354,067,606

Principal Amount	U.S. Treasury Debt (16.5%)[a]	Value
	U.S. Treasury Bills
7,380,000	2.380%, 2/12/2019	7,374,633
25,000,000	2.328%, 2/19/2019	24,970,900
10,000,000	2.393%, 3/12/2019	9,974,081
1,000,000	2.341%, 3/21/2019	996,879
10,000,000	2.395%, 3/28/2019	9,963,410
5,000,000	2.403%, 4/18/2019	4,974,635
5,000,000	2.444%, 4/25/2019	4,971,826
5,000,000	2.422%, 5/16/2019	4,965,016
	U.S. Treasury Notes
800,000	2.750%, 2/15/2019	800,110
	2.438% (USBMMY 3M +
5,000,000	0.033%), 4/30/2020[b]	4,999,545
	2.448% (USBMMY 3M +
7,540,000	0.043%), 7/31/2020[b]	7,537,495

	Total	81,528,530

	Total Investments (at amortized cost) 100.0%	$492,471,136

	Other Assets and Liabilities, Net (<0.1%)	(227,270)

	Total Net Assets 100.0%	$492,243,866

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Reference Rate Index:
FEDL 1M	-	Federal Funds 1 Month Rate
LIBOR 1M	-	ICE Libor USD Rate 1 Month
SOFRRATE	-	Secured Overnight Financing Rate
T-BILL 3M	-	U. S. Treasury Bill Rate 3 Month
USBMMY 3M	-	U. S. Treasury Bill Rate 3 Month Money
Market Yield

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Investment Company	56,875,000	56,875,000	–	–
U.S. Government Agency Debt	354,067,606	–	354,067,606	–
U.S. Treasury Debt	81,528,530	–	81,528,530	–
Total Investments at Amortized Cost	$492,471,136	$56,875,000	$435,596,136	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2019

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) , the various inputs used to determine the fair value of the Trust’s investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, and options. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

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Item 2. Controls and Procedures

(a)(i) Registrant’s principal executive and principal financial officers have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s principal executive and principal financial officers are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications of registrant’s principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 29, 2019	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 29, 2019	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer (Principal Executive Officer)

Date: March 29, 2019	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer (Principal Financial Officer)